Shareholder Report, Holdings (Details)	Nov. 30, 2025
M3Sixty Income and Opportunity Fund - Class A Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
M3Sixty Income and Opportunity Fund - Class A Shares | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
M3Sixty Income and Opportunity Fund - Class A Shares | WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
M3Sixty Income and Opportunity Fund - Class A Shares | Yalla Group Ltd. – UAE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
M3Sixty Income and Opportunity Fund - Class A Shares | U.S. Treasury Note, 0.625%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
M3Sixty Income and Opportunity Fund - Class A Shares | Up Fintech Holding Ltd. – China - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
M3Sixty Income and Opportunity Fund - Class A Shares | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
M3Sixty Income and Opportunity Fund - Class A Shares | Kingstone Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
M3Sixty Income and Opportunity Fund - Class A Shares | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
M3Sixty Income and Opportunity Fund - Class A Shares | Gevo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
M3Sixty Income and Opportunity Fund - Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.65%
M3Sixty Income and Opportunity Fund - Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.47%
M3Sixty Income and Opportunity Fund - Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.88%
M3Sixty Income and Opportunity Fund - Class A Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
M3Sixty Income and Opportunity Fund - Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
M3Sixty Income and Opportunity Fund - Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
M3Sixty Income and Opportunity Fund - Class A Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	12.96%
M3Sixty Income and Opportunity Fund - Class A Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.62%
M3Sixty Income and Opportunity Fund - Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
M3Sixty Income and Opportunity Fund - Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.26%
M3Sixty Income and Opportunity Fund - Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.77%
M3Sixty Income and Opportunity Fund - Class A Shares | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.39%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Yalla Group Ltd. – UAE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | U.S. Treasury Note, 0.625%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Up Fintech Holding Ltd. – China - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Kingstone Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Gevo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.65%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.47%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.88%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Government [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	12.96%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.62%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.26%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.77%
M3Sixty Income and Opportunity Fund - Institutional Class Shares | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%